Statement of Changes to Shareholder's Deficit - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total
Balance at May. 08, 2025
Balance, shares at May. 08, 2025
Class B ordinary shares issued to Sponsor		$ 173	24,827		(25,000)
Class B ordinary shares issued to Sponsor, shares		1,725,000
Net loss				(5,618)		(5,618)
Balance at May. 31, 2025		$ 173	24,827	(5,618)	(25,000)	(5,618)
Balance, shares at May. 31, 2025		1,725,000
Balance at May. 08, 2025
Balance, shares at May. 08, 2025
Net loss						(77,340)
Balance at Sep. 30, 2025	$ 173		24,827	(77,340)	(25,000)	(77,340)
Balance, shares at Sep. 30, 2025	1,724,999	1
Balance at May. 31, 2025		$ 173	24,827	(5,618)	(25,000)	(5,618)
Balance, shares at May. 31, 2025		1,725,000
Net loss				(71,722)		(71,722)
Conversion of Class B ordinary shares to Class A ordinary shares	$ 173	$ (173)
Conversion of Class B ordinary shares to Class A ordinary shares, shares	1,724,999	(1,724,999)
Balance at Sep. 30, 2025	$ 173		$ 24,827	$ (77,340)	$ (25,000)	$ (77,340)
Balance, shares at Sep. 30, 2025	1,724,999	1